Income Taxes - Provision For Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net income before income taxes	$ 890,915	$ 1,694,840
Expected income taxes at the statutory rate	$ 220,947	$ 425,744
Tax rate	24.80%	25.12%
Increase (Decrease) From Tax Effects [Abstract]
Effect of foreign exchange	$ 4,976	$ (841)
Effect of rate adjustments for foreign jurisdictions	(25,522)	(21,746)
Effect of change in deferred tax benefit not recognized	(129,931)	(325,295)
Effect of internal debt restructuring	(44,762)	0
Adjustments, assessments and other	9,602	3,378
Income tax expense	$ 35,310	$ 81,240